UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
               November 15, 2016 to December 12, 2016

     Commission File Number of issuing entity: 333-177354-01
       Central Index Key Number of issuing entity: 0001544629

                 UBS Commercial Mortgage Trust 2012-C1
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-177354
         Central Index Key Number of depositor: 0001532799

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

          Central Index Key Number of sponsor: 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000312070
                        Barclays Bank PLC
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001548405
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
       (Exact name of sponsor as specified in its charter)

                Alfred Fernandez  (212) 713-3781
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 45-5186367
                  Upper Tier Remic 45-5480507
                   Grantor Trust 46-6155120
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable
Class A-S           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from November 15, 2016 to December 12 2016 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS Commercial Mortgage Trust 2012-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The
         CIK number of the Depositor is 0001532799.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 09, 2016. The CIK number of UBS is 0001541886.

         Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         November 14, 2016.   The CIK number of Barclays is 0000312070.

         Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust Company ("DBNTC") and have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

         On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA's alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain.
         DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S.
         $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss the amended complaint on July 15, 2016. On August 15, 2016, plaintiffs filed their opposition to the motion to dismiss. On September 2, 2016, DBNTC and DBTCA filed a reply in support of their motion to dismiss. Discovery is ongoing.

         On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts. On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant. The amended complaint asserts three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain. On August 22, 2016, DBNTC and DBTCA filed a demurrer as to plaintiffs' breach of fiduciary duty cause of action and breach of the duty to avoid conflicts of interest cause of action and motion to strike as to plaintiffs' breach of contract cause of action. On September 12, 2016, plaintiffs filed oppositions to the demurrer and motion to strike of DBNTC and DBTCA. On October 3, 2016, DBNTC and DBTCA filed replies in further support of their demurrer and motion to strike. On October 18, 2016, the court granted DBNTC and DBTCA's demurrer, providing plaintiffs with thirty days' leave to amend, and denied DBNTC and DBTCA's motion to strike.
         Discovery is ongoing.

         On December 30, 2015, IKB International, S.A. in Liquidation and
         IKB Deutsche Industriebank A.G. (collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York's Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code. IKB alleges that
         DBNTC and DBTCA are liable for over U.S. $268 million in damages.
         On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On December 5, 2016, IKB filed its opposition to the joint motion to dismiss. Certain limited discovery is permitted to go forward while the motion to dismiss is pending.

         It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee, Certificate Administrator, and Custodian under the Pooling and Servicing Agreement for this transaction.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS Commercial Mortgage Trust 2012-C1, relating to the December 12, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ Siho Ham
Name:  Siho Ham
Title: Executive Director


/s/ Nicholas Galeone
Name:  Nicholas Galeone
Title: Executive Director

Date:    December 19, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2012-C1, relating to the December 12, 2016 distribution.